SLM Student Loan Trust 2006-1

Quarterly Servicing Report

Distribution Date	04/25/2006
Collection Period	1/26/06 — 03/31/2006

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
SLM Investment Corp	-	Excess Distribution Certificateholder

I. 2006-1 Deal Parameters

	Student Loan Portfolio Characteristics				01/26/2006	Activity	03/31/2006

A	i	Portfolio Balance			$2,435,501,799.27	($73,417,637.57)	$2,362,084,161.70
	ii	Interest to be Capitalized			27,521,362.60		30,419,786.25

	iii	Total Pool			$2,463,023,161.87		$2,392,503,947.95

	iv	Capitalized Interest			$3,000,000.00		$3,000,000.00
	v	Specified Reserve Account Balance			6,255,665.00		5,981,259.87

	vi	Total Adjusted Pool			$2,472,278,826.87		$2,401,485,207.82

B	i	Weighted Average Coupon (WAC)			5.291%		5.280%
	ii	Weighted Average Remaining Term			118.68		117.48
	iii	Number of Loans			775,417		767,540
	iv	Number of Borrowers			402,973		400,431
	v	Aggregate Outstanding Principal Balance — T-Bill			$404,179,649.20		$407,906,869.41
	vi	Aggregate Outstanding Principal Balance — Commercial Paper			$2,058,843,512.67		$1,984,597,078.54
	vii	Pool Factor			0.984317119		0.956134976

						% of		% of
	Notes			Spread	Balance 1/26/06	O/S Securities	Balance 4/25/06	O/S Securities
C	i	A-1 Notes	78442GRK4	-0.020%	$711,000,000.00	28.310%	$608,432,733.95	25.257%
	ii	A-2 Notes	78442GRL2	0.010%	768,000,000.00	30.579%	768,000,000.00	31.881%
	iii	A-3 Notes	78442GRM0	0.040%	395,000,000.00	15.728%	395,000,000.00	16.397%
	iv	A-4 Notes	78442GRN8	0.090%	412,000,000.00	16.404%	412,000,000.00	17.103%
	v	A-5 Notes	78442GRP3	0.110%	150,176,000.00	5.979%	150,176,000.00	6.234%
	vi	B Notes	78442GRQ1	0.200%	75,346,000.00	3.000%	75,346,000.00	3.128%

	vii	Total Notes			$2,511,522,000.00	100.000%	$2,408,954,733.95	100.000%

	Reserve Account				01/26/2006		04/25/2006
D	i	Required Reserve Acct Deposit (%)			0.25%		0.25%
	ii	Reserve Acct Initial Deposit ($)			$6,255,665.00
	iii	Specified Reserve Acct Balance ($)			$6,255,665.00		$5,981,259.87
	iv	Reserve Account Floor Balance ($)			$2,502,266.00		$2,502,266.00
	v	Current Reserve Acct Balance ($)			$6,255,665.00		$5,981,259.87

	Other Accounts				01/26/2006		04/25/2006
E	i	Capitalized Interest Account			$3,000,000.00		$3,000,000.00
	ii	Supplemental Purchase Account			$39,242,739.61		$0.00

	Asset/Liability				01/26/2006		04/25/2006
F	i	Total Adjusted Pool			$2,472,278,826.87		$2,401,485,207.82
	ii	Total Outstanding Balance Notes			$2,511,522,000.00		$2,408,954,733.95
	iii	Difference			$(39,243,173.13)		$(7,469,526.13)
	iv	Parity Ratio			0.98437		0.99690

II. 2006-1 Transactions from: 01/25/2006 through: 03/31/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$116,516,901.14
	ii	Principal Collections from Guarantor	698,423.13
	iii	Principal Reimbursements	294,675.22
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$117,509,999.49

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$71,663.82
	ii	Capitalized Interest	(5,504,799.45)

	iii	Total Non-Cash Principal Activity	$(5,433,135.63)

C	Student Loan Principal Purchases		$(38,659,226.29)

D	Total Student Loan Principal Activity		$73,417,637.57

E	Student Loan Interest Activity
	i	Regular Interest Collections	$8,015,591.18
	ii	Interest Claims Received from Guarantors	11,700.20
	iii	Collection Fees/Returned Items	109,656.57
	iv	Late Fee Reimbursements	409,925.49
	v	Interest Reimbursements	8,442.01
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$8,555,315.45

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$144.75
	ii	Capitalized Interest	5,504,799.45

	iii	Total Non-Cash Interest Adjustments	$5,504,944.20

G	Student Loan Interest Purchases		$(447,576.05)

H	Total Student Loan Interest Activity		$13,612,683.60

I	Non-Reimbursable Losses During Collection Period		$—
J	Cumulative Non-Reimbursable Losses to Date		$—

III. 2006-1 Collection Account Activity 01/25/2006 through 03/31/2006

A	Principal Collections
	i	Principal Payments Received	$28,589,215.81
	ii	Consolidation Principal Payments	88,626,108.46
	iii	Reimbursements by Seller	8,547.41
	iv	Borrower Benefits Reimbursements	6,570.78
	v	Reimbursements by Servicer	379.73
	vi	Re-purchased Principal	279,177.30

	vii	Total Principal Collections	$117,509,999.49

B	Interest Collections
	i	Interest Payments Received	$7,168,558.14
	ii	Consolidation Interest Payments	858,733.24
	iii	Reimbursements by Seller	(19.80)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	2,143.02
	vi	Re-purchased Interest	6,318.79
	vii	Collection Fees/Return Items	109,656.57
	viii	Late Fees	409,925.49

	ix	Total Interest Collections	$8,555,315.45

C	Other Reimbursements		$89,799.27

D	Reserves in Excess of the Requirement		$274,405.13

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$613,101.20

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$473.95

K	Initial Deposits into Collection Account		$8,500,000.00

L	TOTAL AVAILABLE FUNDS		$135,543,094.49

	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer		$(2,201,695.42)

M	NET AVAILABLE FUNDS		$133,341,399.07

N	Servicing Fees Due for Current Period		$1,813,618.79

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,833,618.79

IV. 2006-1 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	01/26/2006	03/31/2006	01/26/2006	03/31/2006	01/26/2006	03/31/2006	01/26/2006	03/31/2006	01/26/2006	03/31/2006
INTERIM:
In School
Current	4.706%	4.706%	216,814	192,005	27.961%	25.016%	$811,020,766.58	$722,056,881.66	33.300%	30.569%

Grace
Current	4.711%	4.706%	12,239	36,209	1.578%	4.718%	44,147,400.94	127,163,800.69	1.813%	5.384%

TOTAL INTERIM	4.706%	4.706%	229,053	228,214	29.539%	29.733%	$855,168,167.52	$849,220,682.35	35.113%	35.952%
REPAYMENT
Active
Current	5.724%	5.776%	275,875	283,227	35.578%	36.901%	$788,844,768.19	$753,168,633.07	32.389%	31.886%
31-60 Days Delinquent	5.571%	5.688%	37,303	31,895	4.811%	4.155%	114,020,462.89	93,562,290.31	4.682%	3.961%
61-90 Days Delinquent	5.627%	5.545%	22,066	25,142	2.846%	3.276%	64,154,141.32	75,843,668.44	2.634%	3.211%
91-120 Days Delinquent	5.651%	5.531%	14,717	15,335	1.898%	1.998%	41,490,568.93	44,974,987.22	1.704%	1.904%
> 120 Days Delinquent	5.622%	5.613%	34,676	39,382	4.472%	5.131%	89,117,918.01	102,739,694.65	3.659%	4.350%

Deferment
Current	5.087%	5.034%	72,500	83,556	9.350%	10.886%	216,779,235.91	249,910,873.28	8.901%	10.580%

Forbearance
Current	5.684%	5.646%	89,130	60,407	11.494%	7.870%	265,609,565.36	191,270,557.98	10.906%	8.098%

TOTAL REPAYMENT	5.607%	5.601%	546,267	538,944	70.448%	70.217%	$1,580,016,660.61	$1,511,470,704.95	64.873%	63.989%
Claims in Process (1)	5.657%	5.850%	97	382	0.013%	0.050%	$316,971.14	$1,392,774.40	0.013%	0.059%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.291%	5.280%	775,417	767,540	100.000%	100.000%	$2,435,501,799.27	$2,362,084,161.70	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
*	Percentages may not total 100% due to rounding.

V. 2006-1 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%

- GSL - Subsidized	5.242%	453,616	$1,185,521,367.74	50.190%
- GSL - Unsubsidized	5.016%	261,280	874,981,807.61	37.043%
- PLUS Loans	6.122%	44,906	278,029,529.24	11.771%
- SLS Loans	6.735%	7,738	23,551,457.11	0.997%

- Total	5.280%	767,540	$2,362,084,161.70	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%

-Four Year	5.216%	551,006	$1,849,493,265.47	78.299%
-Two Year	5.403%	138,800	323,520,769.69	13.696%
-Technical	5.691%	77,718	189,041,351.96	8.003%
-Other	4.897%	16	28,774.58	0.001%

- Total	5.280%	767,540	$2,362,084,161.70	100.000%

*	Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2006-1 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$17,456,863.16
B	Interest Subsidy Payments Accrued During Collection Period	5,149,340.04
C	Special Allowance Payments Accrued During Collection Period	6,550,313.66
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	613,101.20
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$29,769,618.06

VII. 2006-1 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate	Index

A	Class A-1 Interest Rate	0.011396944	1/26/06 - 4/25/06	1 NY Business Day	4.61000%	LIBOR

B	Class A-2 Interest Rate	0.011471111	1/26/06 - 4/25/06	1 NY Business Day	4.64000%	LIBOR

C	Class A-3 Interest Rate	0.011545278	1/26/06 - 4/25/06	1 NY Business Day	4.67000%	LIBOR

D	Class A-4 Interest Rate	0.011668889	1/26/06 - 4/25/06	1 NY Business Day	4.72000%	LIBOR

E	Class A-5 Interest Rate	0.011718333	1/26/06 - 4/25/06	1 NY Business Day	4.74000%	LIBOR

F	Class B Interest Rate	0.011940833	1/26/06 - 4/25/06	1 NY Business Day	4.83000%	LIBOR

VIII. 2006-1 Inputs From Initial Period 1/26/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,435,501,799.27
	ii	Interest To Be Capitalized	27,521,362.60

	iii	Total Pool	$2,463,023,161.87
	iv	Specified Reserve Account Balance	6,255,665.00
	v	Capitalized Interest	3,000,000.00

	vi	Total Adjusted Pool	$2,472,278,826.87

B	Total Note Factor		1.000000000
C	Total Note Balance		$2,511,522,000.00

D	Note Balance 01/26/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$711,000,000.00	$768,000,000.00	$395,000,000.00	$412,000,000.00	$150,176,000.00	$75,346,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$6,255,665.00
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

IX. 2006-1 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$6,255,665.00
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$6,255,665.00
iv	Required Reserve Account Balance	$5,981,259.87

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve - Release to Collection Account	$274,405.13
vii	Ending Reserve Account Balance	$5,981,259.87

Capitalized Interest Account
Capitalized Interest Account release date		01/25/2007
i	Beginning of Period Account Balance	$3,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$3,000,000.00

Supplemental Loan Purchase Account
i	Beginning Balance	$39,242,739.61
ii	Deposits	$0.00
iii	Supplemental Loan Purchases	$(39,242,265.66)
iv	Transfers to Collection Account	$(473.95)

v	Ending Balance	$0.00

X. 2006-1 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$133,341,399.07	$133,341,399.07

B	Primary Servicing Fees-Current Month		$1,813,618.79	$131,527,780.28

C	Administration Fee		$20,000.00	$131,507,780.28

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$8,103,227.50	$123,404,552.78
	ii	Class A-2	$8,809,813.33	$114,594,739.45
	iii	Class A-3	$4,560,384.72	$110,034,354.73
	iv	Class A-4	$4,807,582.22	$105,226,772.51
	v	Class A-5	$1,759,812.43	$103,466,960.08

	vi	Total Class A Interest Distribution	$28,040,820.20

E	Class B Noteholders’ Interest Distribution Amount		$899,694.03	$102,567,266.05

F	i	Class A-1	$102,567,266.05	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00

	vi	Total Class A Principal Distribution	$102,567,266.05

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Increase to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,362,084,161.70
	ii	Borrower Interest Accrued	17,456,863.16
	iii	Interest Subsidy Payments Accrued	5,149,340.04
	iv	Special Allowance Payments Accrued	6,550,313.66
	v	Capitalized Interest Account Balance	3,000,000.00
	vi	Reserve Account Balance (after any reinstatement)	5,981,259.87

	vii	Total	$2,400,221,938.43
	viii	Less: Specified Reserve Account Balance	(5,981,259.87)

	ix	Total	$2,394,240,678.56

	x	Class A Notes Outstanding (after application of available funds)	$2,333,608,733.95

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

XI. 2006-1 Distributions and Account Reconciliations

A	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B
	i	Quarterly Interest Due		$8,103,227.50	$8,809,813.33	$4,560,384.72	$4,807,582.22	$1,759,812.43	$899,694.03
	ii	Quarterly Interest Paid		8,103,227.50	8,809,813.33	4,560,384.72	4,807,582.22	1,759,812.43	899,694.03

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$110,036,792.18	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		102,567,266.05	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall		$7,469,526.13	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$110,670,493.55	$8,809,813.33	$4,560,384.72	$4,807,582.22	$1,759,812.43	$899,694.03

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 3/31/06		$2,511,522,000.00
	ii	Adjusted Pool Balance 3/31/06		2,401,485,207.82

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$110,036,792.18

	iv	Adjusted Pool Balance 1/26/06		$2,472,278,826.87
	v	Adjusted Pool Balance 3/31/06		2,401,485,207.82

	vi	Current Principal Due (iv-v)		$70,793,619.05
	vii	Notes Issued Exceeding Adjusted Pool Balance		39,243,173.13

	viii	Principal Distribution Amount (vi + vii)		$110,036,792.18

	ix	Principal Distribution Amount Paid		$102,567,266.05

	x	Principal Shortfall (viii - ix)		$7,469,526.13

C		Total Principal Distribution		$102,567,266.05
D		Total Interest Distribution		28,940,514.23

E		Total Cash Distributions		$131,507,780.28

F	Note Balances			01/26/2006	Paydown Factor	04/25/2006
	i	A-1 Note Balance	78442GRK4	$711,000,000.00		$608,432,733.95
		A-1 Note Pool Factor		1.000000000	0.144257758	0.855742242

	ii	A-2 Note Balance	78442GRL2	$768,000,000.00		$768,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GRM0	$395,000,000.00		$395,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GRN8	$412,000,000.00		$412,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GRP3	$150,176,000.00		$150,176,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	B Note Balance	78442GRQ1	$75,346,000.00		$75,346,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2006-1 Historical Pool Information

			1/26/06-3/31/06

Beginning Student Loan Portfolio Balance			$2,435,501,799.27

	Student Loan Principal Activity
	i	Regular Principal Collections	$116,516,901.14
	ii	Principal Collections from Guarantor	698,423.13
	iii	Principal Reimbursements	294,675.22
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$117,509,999.49
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$71,663.82
	ii	Capitalized Interest	(5,504,799.45)

	iii	Total Non-Cash Principal Activity	$(5,433,135.63)

	Student Loan Principal Purchases		$(38,659,226.29)

(-)	Total Student Loan Principal Activity		$73,417,637.57

	Student Loan Interest Activity
	i	Regular Interest Collections	$8,015,591.18
	ii	Interest Claims Received from Guarantors	11,700.20
	iii	Collection Fees/Returned Items	109,656.57
	iv	Late Fee Reimbursements	409,925.49
	v	Interest Reimbursements	8,442.01
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$8,555,315.45

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$144.75
	ii	Capitalized Interest	5,504,799.45

	iii	Total Non-Cash Interest Adjustments	$5,504,944.20

	Student Loan Interest Purchases		$(447,576.05)

	Total Student Loan Interest Activity		$13,612,683.60

(=)	Ending Student Loan Portfolio Balance		$2,362,084,161.70

(+)	Interest to be Capitalized		$30,419,786.25

(=)	TOTAL POOL		$2,392,503,947.95

(+)	Capitalized Interest		$3,000,000.00

(+)	Reserve Account Balance		$5,981,259.87

(=)	Total Adjusted Pool		$2,401,485,207.82

XIII. 2006-1 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-06	$2,392,503,948	12.66%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.